Commitments and Contingencies (Narrative) (Details)							6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 26, 2018 USD ($)	Jun. 29, 2017 USD ($)	Jun. 07, 2017 USD ($)	Jun. 01, 2017 USD ($)	Jun. 30, 2014 USD ($)	Nov. 01, 2011 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2019	Dec. 31, 2019 USD ($) lease	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2006 USD ($)
Loss Contingencies [Line Items]
Number of ground leases | lease									4
Number of ground leases subject to base rent plus contingent rent | lease									2
Rent expenses										$ 4,000,000.0	$ 4,300,000
Contingent rent										$ 837,000	$ 1,100,000
Capital commitment									$ 50,500,000
Period of payment of capital commitment									12 months
Potential Pension Liabilities
Loss Contingencies [Line Items]
Unfunded pension liabilities													$ 0
Unfunded pension liabilities amount received by the Hotel Manager on the loss of suit						$ 1,700,000
Monthly pension payments						100,000
Accrued unfunded liabilities						1,600,000
Net amount of pension payments on settlement agreement paid by hotel manager						$ 84,000
Term of pension liability						20 years
Palm Beach Florida Hotel and Office Building Limited Partnership, et al. v. Nantucket Enterprises, Inc.
Loss Contingencies [Line Items]
Damages awarded					$ 10,800,000							$ 8,800,000
Payments for legal settlements	$ 544,000	$ 3,900,000
Loss accrual							$ 504,000		$ 504,000
Palm Beach Florida Hotel and Office Building Limited Partnership, et al. v. Nantucket Enterprises, Inc. | Surety Bond
Loss Contingencies [Line Items]
Payments for legal settlements			$ 2,500,000
Palm Beach Florida Hotel and Office Building Limited Partnership, et al. v. Nantucket Enterprises, Inc. | Surety Bond | RLI Insurance Company
Loss Contingencies [Line Items]
Payments for legal settlements				$ 10,000,000.0
Pedro Membrives And Michele Spero V. HHC TRS FP Portfolio LLC, Remington Lodging & Hospitality, LLC, Remington Holdings LLC, Remington Long Island Employers, LLC
Loss Contingencies [Line Items]
Loss accrual							$ 0		$ 0
Franchise Fees
Loss Contingencies [Line Items]
Franchisor royalty fees, min							3.00%		3.00%
Franchisor royalty fees, min, max							6.00%		6.00%
Food and beverage fees, min							1.00%		1.00%
Food and beverage fees, max							3.00%		3.00%
Marketing reservation and other fees (lesser of 1%)							1.00%		1.00%
Marketing reservation and other fees, Maximum							4.00%		4.00%
Management fees
Loss Contingencies [Line Items]
Payment of monthly property management fees (greater than $10,000)									$ 14,000
Percentage of base management fee									3.00%
Property management fee as percentage of gross revenue, Minimum							1.00%		1.00%
Property management fee as percentage of gross revenue, maximum							7.00%		7.00%
Portion of project management fees to project costs							4.00%	4.00%	4.00%
Market service fees as a percent of project management									16.50%
Minimum
Loss Contingencies [Line Items]
Restricted cash as percentage of property revenue							4.00%		4.00%
Minimum | Pedro Membrives And Michele Spero V. HHC TRS FP Portfolio LLC, Remington Lodging & Hospitality, LLC, Remington Holdings LLC, Remington Long Island Employers, LLC
Loss Contingencies [Line Items]
Estimated damages							$ 5,800,000		$ 5,800,000
Maximum
Loss Contingencies [Line Items]
Restricted cash as percentage of property revenue							6.00%		6.00%
Maximum | Pedro Membrives And Michele Spero V. HHC TRS FP Portfolio LLC, Remington Lodging & Hospitality, LLC, Remington Holdings LLC, Remington Long Island Employers, LLC
Loss Contingencies [Line Items]
Estimated damages							$ 11,900,000		$ 11,900,000